Segment Information - Summary of Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenue	$ 476,659	$ 313,564	$ 338,160
Segment operating profit/(loss)	(5,333)	6,872	(264)
Depreciation and amortization(Included depreciation from right of use assets)	(5,494)	(5,402)	(5,324)
Depreciation from right of use assets	(661)	(621)	(507)
Impairment of property, plant and equipment	(7)	(202)	(546)
Interest income	123	320	506
Interest expense	(1,097)	(615)	(845)
Income tax (expense)/benefit	1,345	(4,016)	(2,057)
Other disclosures
Capital expenditure	8,551	14,604	5,462
Total assets	389,428	338,119
Total liabilities	180,111	103,244
North Asia (Segment) [Member]
Revenues
Revenue	107,032	73,199	76,575
Thailand (Segment) [Member]
Revenues
Revenue	197,779	143,647	172,379
ROW (Segment) [Member]
Revenues
Revenue	171,848	96,718	89,206
Operating segments [Member]
Revenues
Segment operating profit/(loss)	(2,324)	9,845	2,620
Depreciation and amortization(Included depreciation from right of use assets)	(5,392)	(5,284)	(5,266)
Depreciation from right of use assets	(590)	(550)	(485)
Impairment of property, plant and equipment	(7)	(202)	(546)
Interest income	122	319	505
Interest expense	(1,005)	(540)	(822)
Income tax (expense)/benefit	580	(3,849)	(1,691)
Other disclosures
Capital expenditure	7,614	14,604	5,384
Total assets	379,179	327,226
Total liabilities	172,507	89,690
Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Segment operating profit/(loss)	4,523	3,087	1,237
Depreciation and amortization(Included depreciation from right of use assets)	(1,074)	(796)	(811)
Depreciation from right of use assets	(36)	(46)	(44)
Impairment of property, plant and equipment	0	0	(549)
Interest income	43	94	57
Interest expense	(285)	(178)	(239)
Income tax (expense)/benefit	(2,104)	(791)	(561)
Other disclosures
Capital expenditure	11	3,763	552
Total assets	56,629	52,436
Total liabilities	15,166	12,647
Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Segment operating profit/(loss)	(13,537)	11,250	3,042
Depreciation and amortization(Included depreciation from right of use assets)	(2,752)	(2,773)	(2,842)
Depreciation from right of use assets	0	0	0
Impairment of property, plant and equipment	(7)	(4)	3
Interest income	76	192	403
Interest expense	(380)	(105)	(481)
Income tax (expense)/benefit	4,223	(2,344)	(1,235)
Other disclosures
Capital expenditure	5,585	10,674	4,590
Total assets	186,405	173,967
Total liabilities	76,610	29,911
Operating segments [Member] | ROW (Segment) [Member]
Revenues
Segment operating profit/(loss)	6,690	(4,492)	(1,659)
Depreciation and amortization(Included depreciation from right of use assets)	(1,566)	(1,715)	(1,613)
Depreciation from right of use assets	(554)	(504)	(441)
Impairment of property, plant and equipment	0	(198)	0
Interest income	3	33	45
Interest expense	(340)	(257)	(102)
Income tax (expense)/benefit	(1,539)	(714)	105
Other disclosures
Capital expenditure	2,018	167	242
Total assets	136,145	100,823
Total liabilities	80,731	47,132
Corporate expense adjustments and eliminations [Member]
Revenues
Segment operating profit/(loss)	(3,009)	(2,973)	(2,884)
Depreciation and amortization(Included depreciation from right of use assets)	(102)	(118)	(58)
Depreciation from right of use assets	(71)	(71)	(22)
Impairment of property, plant and equipment	0	0	0
Interest income	1	1	1
Interest expense	(92)	(75)	(23)
Income tax (expense)/benefit	765	(167)	(366)
Other disclosures
Capital expenditure	937	0	78
Total assets	10,249	10,893
Total liabilities	7,604	13,554
External customers [Member]
Revenues
Revenue	476,659	313,564	338,160
External customers [Member] | Operating segments [Member]
Revenues
Revenue	476,659	313,564	338,160
External customers [Member] | Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Revenue	107,032	73,199	76,575
External customers [Member] | Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Revenue	197,779	143,647	172,379
External customers [Member] | Operating segments [Member] | ROW (Segment) [Member]
Revenues
Revenue	171,848	96,718	89,206
External customers [Member] | Corporate expense adjustments and eliminations [Member]
Revenues
Revenue	0	0	0
Intersegment [Member]
Revenues
Revenue	0	0	0
Intersegment [Member] | Operating segments [Member]
Revenues
Revenue	7	0	6
Intersegment [Member] | Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Revenue	0	0	0
Intersegment [Member] | Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Revenue	7	0	6
Intersegment [Member] | Operating segments [Member] | ROW (Segment) [Member]
Revenues
Revenue	0	0	0
Intersegment [Member] | Corporate expense adjustments and eliminations [Member]
Revenues
Revenue	$ (7)	$ 0	$ (6)